Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Jan. 19, 2022 MXN ($) $ / shares	Dec. 14, 2021 MXN ($) $ / shares	Apr. 21, 2021 MXN ($) $ / shares	Apr. 29, 2019 MXN ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 MXN ($) shares	Dec. 31, 2021 MXN ($) shares	Jul. 07, 2020 MXN ($)	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 shares
Dividends
Dividends approved	$ 4,370,000,000	$ 2,000,000,000		$ 1,600,000
Dividends per share | $ / shares	$ 11.201923995	$ 5.126738671	$ 5.126738671	$ 4.0633
Dividends paid			$ 2,000,000	$ 1,598,680
Period during which tax on dividend distributions and interim payments can be credited against income tax					2 years
Equity reserves
Reserve for repurchase of shares				1,500,000	$ 50,236	$ 1,500,000	$ 1,028,188	$ 1,500,000	$ 1,257,454
Contributed Capital					$ 14,549	300,822	297,782		301,739
Transfer to capital redemption reserve				$ 33,984
Percentage of annual net profits required to be reserved to legal reserve fund					5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund					20.00%
Legal reserve fund not available for distribution						$ 60,729	60,729		60,729
Series B Class I
Equity reserves
Number of treasury shares cancelled | shares						3,659,417
Cancellation of treasury shares						$ 2,822
Contributed Capital						$ 262,447	$ 262,447		$ 265,269
Number of Shares, outstanding | shares					340,345,556	340,345,556	340,345,556		344,004,973
Series BB Class I
Equity reserves
Contributed Capital						$ 38,375	$ 38,375		$ 38,375
Number of Shares, outstanding | shares					49,766,000	49,766,000	49,766,000		49,766,000
Common stock
Equity reserves
Contributed Capital						$ 300,822	$ (297,782)		$ 301,739
Number of Shares, outstanding | shares					386,169,425	390,111,556	386,169,425		391,300,815	393,446,466